Share-based payments charge - Share options movements (Details)			12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			8,752,114	7,527,458
Options granted (in shares)	251,125	58,112	5,569,050
Options forfeited (in shares)			(121,970)	(799,524)
Options expired (in shares)			(19,998)	(66,667)
Ending balance (in shares)			14,179,196	8,752,114
Year Of Issue, 2012, Expiry Date June 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			99,993
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			99,993	99,993
Year Of Issue, 2012, Expiry Date June 1, 2022 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2.50
Year Of Issue, 2012, Expiry Date June 1, 2022 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			7.50
Year Of Issue, 2013, Expiry Date April 15, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2
Beginning balance (in shares)			99,990
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			(19,998)
Ending balance (in shares)			79,992	99,990
Year Of Issue, 2013, Expiry Date July 29, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2.00
Beginning balance (in shares)			159,999
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			159,999	159,999
Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.75
Beginning balance (in shares)			109,998
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			109,998	109,998
Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.25
Beginning balance (in shares)			549,999
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			549,999	549,999
Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2
Beginning balance (in shares)			240,000
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			240,000	240,000
Year Of Issue, 2016, Expiry Date August 3, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.80
Beginning balance (in shares)			676,664
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			676,664	676,664
Year Of Issue, 2016, Expiry Date September 13, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.89
Beginning balance (in shares)			299,997
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			299,997	299,997
Year Of Issue, 2016, Expiry Date September 16, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2.04
Beginning balance (in shares)			300,000
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			300,000	300,000
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			4,093,164
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			4,093,164	4,093,164
Year Of Issue, 2017, Expiry Date April 26, 2027 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.32
Year Of Issue, 2017, Expiry Date April 26, 2027 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			1.525
Year Of Issue, 2018, Expiry Date March 8, 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.46
Beginning balance (in shares)			2,008,319
Options granted (in shares)			0
Options forfeited (in shares)			(34,614)
Options expired (in shares)			0
Ending balance (in shares)			1,973,705	2,008,319
Year Of Issue, 2019, Expiry Date March 29, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 570.00
Beginning balance (in shares)			0
Options granted (in shares)			3,903,050
Options forfeited (in shares)			(87,356)
Options expired (in shares)			0
Ending balance (in shares)			3,815,694	0
Year Of Issue, 2019, Expiry Date June 11, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 595.00
Beginning balance (in shares)			0
Options granted (in shares)			346,000
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			346,000	0
Year Of Issue, 2019, Expiry Date August 22, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 457.00
Beginning balance (in shares)			0
Options granted (in shares)			100,000
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			100,000	0
Year Of Issue, 2019, Expiry Date November 6, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 436.000
Beginning balance (in shares)			0
Options granted (in shares)			720,000
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			720,000	0
Year Of Issue, 2019, Expiry Date November 26, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 445.00
Beginning balance (in shares)			0
Options granted (in shares)			500,000
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			500,000	0
EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance (in shares)			213,984
EMI | Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.75
Beginning balance (in shares)			49,998
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			49,998	49,998
EMI | Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 1.25
Beginning balance (in shares)			41,997
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			41,997	41,997
EMI | Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares			£ 2.00
Beginning balance (in shares)			21,996
Options granted (in shares)			0
Options forfeited (in shares)			0
Options expired (in shares)			0
Ending balance (in shares)			21,996	21,996